Other information (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies And Valuation Methods Policies Abstract
New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for its annual reporting period commencing January 1, 2019. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. Most of the new standards and amendments listed below did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods, except for IFRS 16 Leases:

·	IFRS 16 Leases
·	IFRIC 23 Uncertainty over Tax Treatments.
·	Prepayment Features with Negative Compensation (Amendments to IFRS 9).
·	Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28).
·	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19).
·	Annual Improvements to IFRS Standards 2015–2017 Cycle – various standards.

The Group applies IFRS 16 Leases for the first time in its financial statements. The Group has lease contracts for various items of property, vehicles and other equipment. Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Before the adoption of IFRS 16, the Group did not identify any finance leases. For an operating lease, the leased property was not capitalized, and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepayments and trade and other payables, respectively.

Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which have been applied by the Group.

The Group recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets were recognized based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application. The Group also applied the available practical expedients wherein it:

·	Applied the short-term leases exemptions to leases with a lease term that ends within 12 months at the date of initial application
·	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application
2019
Operating lease commitments disclosed as of December 31, 2018	575,000
Short-term leases recognized on a straight-line basis as expense	(17,765)
Low-value leases recognized on a straight-line basis as expense	(5,993)
Adjustments as a result of a different treatment of extension and termination options	201,127
Total	752,369
Discount using the lessee’s incremental borrowing rate of at the date of initial application	(21,697)
Lease liability recognized as of January 1, 2019	730,672
thereof current lease liability	215,312
thereof non-current lease liabilities	515,360

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 1.8%.

Most of the other amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2019 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations is set out below.

·	Amendments to References to Conceptual Framework in IFRS Standards, effective on January 1, 2020
·	Definition of a Business (Amendments to IFRS 3), effective on January 1, 2020
·	Definition of Material (Amendments to IAS 1 and IAS 8), effective on January 1, 2020
·	IFRS 17 Insurance Contracts, effective on January 1, 2021

These new standards and interpretations are not expected to have a material impact on the Group’s consolidated financial statements.

Current and non-current distinction

The Group presents current and non-current assets and current and non-current liabilities as separate classifications in its balance sheet. Current assets include assets that are sold, consumed or realized as part of the normal operating cycle. The operating cycle of an entity is the time between the acquisition of assets for processing and their realization in the form of cash or cash equivalents. The Groups operating cycle is assumed to be 12 months. Some current liabilities, such as trade payables and some accruals for employee and other operating costs, are part of the working capital used in the entity’s normal operating cycle. Such operating items are classified as current liabilities even if they are due to be settled more than 12 months after the reporting period.

Foreign currency translation

Transactions in a foreign currency are initially translated into the respective functional currency using the spot rate prevailing on the dates of the transaction. Monetary items which are not denominated in the functional currency are subsequently translated using the rate applicable at the end of the period. The resulting currency gains and losses are recognized directly in profit or loss.

On consolidation, the assets and liabilities of operations in foreign currency are translated into euros at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated with monthly average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (OCI). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss. OCI is disclosed as ‘other components of equity’ in Consolidated Statements of Financial Position.

Notes to the cash flow statement

The cash flow statement has been prepared using the indirect method for cash flows from operating activities. The cash disclosed in the cash flow statement is comprised of cash and cash equivalents. Cash comprises cash on hand and demand deposits. Cash equivalents are short-term bank deposits and money market investment funds and are not subject to a significant risk of changes in value with an original maturity of three month or less. Interest paid and received is included in the cash from operating activities.

Research and development

Research and development expenses comprise third party services, wages and salaries, cost of materials, intellectual property related expenses, depreciation and amortization of relevant equipment and intangibles as well as overhead. Research and development expenses mainly consist of costs for clinical trials and manufacturing of our clinical drug product, additionally costs are incurred by pre-clinical activities as well as basic research activities.

Development expenses must be capitalized if the criteria of IAS 38 are met. In the periods presented, no development expenses were capitalized because management does not believe all the recognition criteria of IAS 38 had been met. This assessment is due to the general uncertainties in drug development and the unpredictability of regulatory requirements.

As research expenditure and development expenditure does not meet the recognition criteria they are treated as an expense when incurred.

Employee benefits

(i) Short-term employee benefits

Liabilities for wages and salaries and cash bonuses are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet. A liability is recognized, if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(ii) Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non- market performance conditions at the vesting date. For share-based payment awards with immediate vesting, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Government grants

The Group received government grants in 2018 and prior years on certain investments in non-current assets and the Group still receives grant funds on specified research and development activities. Income from government grants is recognized under ‘other income’ in the consolidated statement of comprehensive loss.

Income from the government grants is recognized at fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached terms and conditions. In prior years grants were collected together with investments in non-current assets, the income was deferred on a straight-line basis over the useful lives of the respective assets. Contributions supporting certain costs of research and development are recognized as income when respective reimbursable costs also are incurred.

Lease agreements

Set forth below are the new accounting policies of the Group upon adoption of IFRS 16, which have been applied from the date of initial application:

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Significant judgement in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. Some of the Group’s lease arrangements provide it the option to extend or renew the lease term. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. In doing so, management considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise the option to renew.

Interest income

Interest income is derived from interest-bearing financial assets, including cash equivalents. Interest income from financial assets at fair value through profit and loss is included in the net fair value gains/(losses) on these assets. Interest income on cash and cash equivalents, financial assets at amortized cost calculated using the effective interest rate method is recognized in the statement of profit or loss as part of finance income.

Intangible assets

Intangible assets mainly comprise purchased IT software. Intangible assets are initially measured at acquisition cost, including any directly attributable costs of preparing the asset for its intended use less accumulated amortization. Amortization begins when an asset is available for use and amortization is calculated using the straight-line method to allocate cost over the estimated useful lives. Software is amortized over three years. The useful lives of intangible assets are reviewed at each reporting date. The effect of any adjustment to useful lives is recognized prospectively as a change of accounting estimate. The Group only owns intangible assets with a definite useful life.

Laboratory and office equipment

Laboratory and office equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

All repairs and maintenance are charged to profit or loss during the financial period in which they are incurred, because they do not constitute a separate asset.

Depreciation on leasehold improvements and equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

•	Laboratory equipment: three to 13 years
•	Office equipment: one to five years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within ‘other income and expenses (net)’ in the consolidated statement of other comprehensive loss.

Financial assets and liabilities (financial instruments)

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

The Group’s financial liabilities comprise trade and other payables. The Group initially recognizes non- derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

Income taxes

Income taxes comprise current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor tax profit or loss.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Due to its stage of development, the Company does not report net deferred tax assets on its consolidated statement of financial position.

Fair value measurement

Several the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities. When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

·	Level 1, quoted prices in active markets for identical assets or liabilities.
·	Level 2, inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (as prices) or indirectly (derived from prices).
·	Level 3, inputs for instruments that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. Further information about the assumptions made in measuring fair values of share-based payments is included in “1. Equity-settled share-based payment arrangements”.

The carrying amount of all financial instruments approximates their fair value.